ASSETS/LIABILITIES FROM INSURANCE AND REINSURANCE CONTRACTS	9 Months Ended
Sep. 30, 2024
Disclosure of types of insurance contracts [abstract]
ASSETS/LIABILITIES FROM INSURANCE AND REINSURANCE CONTRACTS

NOTE 12. ASSETS/LIABILITIES FROM INSURANCE AND REINSURANCE CONTRACTS
The Assets and Liabilities related to insurance contracts, at period/fiscal year closing, are detailed below:

Item	09.30.24	12.31.23
Insurance contract assets	18,941,639	19,798,609
Insurance contract liabilities	(179,418,333)	(213,072,128)
Liabilities for remaining coverage	36,799,499	39,949,609
Estimates of the present value of cash flows	(4,475,824)	(3,699,921)
Risk adjustment	(192,180)	(175,337)
Cost service margin	(1,715,715)	(2,574,959)
Premium reserve - Simplified Model	43,183,218	46,399,826
Liabilities for incurred claims	(197,276,193)	(233,223,128)
Estimates of the present value of cash flows	(193,646,997)	(229,691,117)
Risk adjustment	(3,629,196)	(3,532,011)
Reinsurance contract assets	49,138,564	57,684,449
Reinsurance contract liabilities	(918,578)	(4,361,482)
Liabilities for remaining coverage	16,783,190	8,709,131
Premium reserve - Simplified Model	16,783,190	8,709,131
Liabilities for incurred claims	31,436,796	44,613,836
Estimates of the present value of cash flows	31,204,235	44,480,361
Risk adjustment	232,561	133,475